Loan Receivable - Schedule of Loans Receivable Recognized (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Loans Receivable Recognized [Abstract]
Balance beginning	$ 955,022	$ 593,232
Addition	643,030	366,602
Interest Receivable	92,638	6,446
Cash payment	(347)
Impact on loss of control of Canmart	(592,713)
Termination of loans to First Towers’ including interest, pursuant to the acquisition	(868,591)
Write-off of loans to Halo	(235,686)
Movement in exchange rates	6,647	(11,258)
Balance ending		$ 955,022